Credit substitutes (Tables)	12 Months Ended
Mar. 31, 2021
Credit substitutes by bank's internal credit quality indicators
The fair values of credit substitutes by the
Bank’s internal credit quality indicators and amounts provided for Impairment losses is as follows:

	As of March 31,
	2020		2021		2021
	(In millions)
Pass	Rs.	362,373.7	Rs.	547,276.9	US$	7,482.6
Impaired—gross balance		—		—		—
Less: Impairment losses		—		—		—

Impaired credit substitutes, net		—		—		—

Total credit substitutes, net	Rs.	362,373.7	Rs.	547,276.9	US$	7,482.6

Impaired credit substitutes
The following table provides information on Impaired credit substitutes as at March 31, 2020 and March 31, 2021:

As of March 31,
	2020		2021		2021
(In millions)
Gross impaired credit substitutes	Rs	—	Rs	—	US$	—
Gross impaired credit substitutes by industry	Rs.	—	Rs.	—	US$	—
Average impaired credit substitutes	Rs.	—	Rs.	—	US$	—
Interest income recognized on impaired credit substitutes	Rs.	—	Rs.	—	US$	—